Organization and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 24, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization and Summary of Significant Accounting Policies [Textual]
Ownership percentage of the company		65.00%
Percentage of non controlling interest		35.00%
Net income (loss) attributable to noncontrolling interests		$ 29	$ (129)
Percentage of voting shares outstanding		50.00%
Allowance for doubtful accounts		$ 2	0
Related party receivable			100
Accumulated deficit		$ (36,587)	(26,085)
Recurring losses		(10,502)	$ (14,135)
Working capital		$ 2,153
Subsequent Event [Member]
Organization and Summary of Significant Accounting Policies [Textual]
Reverse merger value	$ 6,725
Pioneer [Member]
Organization and Summary of Significant Accounting Policies [Textual]
Holding interest rate of the company		100.00%
Intelleflex [Member]
Organization and Summary of Significant Accounting Policies [Textual]
Holding interest rate of the company		100.00%
EcoArk [Member]
Organization and Summary of Significant Accounting Policies [Textual]
Holding interest rate of the company		65.00%
Executive of Eco3D [Member]
Organization and Summary of Significant Accounting Policies [Textual]
Holding interest rate of the company		35.00%